Prepaid expenses	12 Months Ended
Dec. 31, 2017
Prepaid expenses
Prepaid expenses

11.Prepaid expenses

	December 31,
	2017	2016

Insurance premium	24.3	24.0
Aircraft and engine leases	42.3	37.9
Guarantee commission	15.5	14.1
Other	32.2	28.4

	114.3	104.4

Non-current	4.5	6.9

Current	109.8	97.5

Aircraft and engine lease prepayments are comprised of costs of aircraft lease agreements that are expensed on a straight line basis over the lease term.